Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	506,671,542.74	28,033
Yield Supplement Overcollateralization Amount 08/31/23	9,107,204.99	0
Receivables Balance 08/31/23	515,778,747.73	28,033
Principal Payments	19,570,959.30	367
Defaulted Receivables	684,459.27	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	8,496,586.53	0
Pool Balance at 09/30/23	487,026,742.63	27,635

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.85%
Prepayment ABS Speed	1.12%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	7,794,980.85	332
Past Due 61-90 days	2,601,975.48	105
Past Due 91-120 days	426,543.39	20
Past Due 121+ days	0.00	0
Total	10,823,499.72	457

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.18%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.61%
Delinquency Trigger Occurred	NO

Recoveries	495,343.29
Aggregate Net Losses/(Gains) - September 2023	189,115.98
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.50%
Second Prior Net Losses/(Gains) Ratio	0.23%
Third Prior Net Losses/(Gains) Ratio	0.24%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.35%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	3.90%
Weighted Average Contract Rate, Yield Adjusted	5.16%
Weighted Average Remaining Term	39.92

Flow of Funds	$ Amount
Collections	21,737,214.59
Investment Earnings on Cash Accounts	15,711.82
Servicing Fee	(429,815.62)
Transfer to Collection Account	-
Available Funds	21,323,110.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	332,491.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	13,818,077.37
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,348,640.86

Total Distributions of Available Funds	21,323,110.79

Servicing Fee	429,815.62
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	500,844,820.00
Principal Paid	19,573,486.34
Note Balance @ 10/16/23	481,271,333.66

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-3
Note Balance @ 09/15/23	327,444,820.00
Principal Paid	19,573,486.34
Note Balance @ 10/16/23	307,871,333.66
Note Factor @ 10/16/23	79.4711754%

Class A-4
Note Balance @ 09/15/23	121,600,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	121,600,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	34,530,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	34,530,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	17,270,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	17,270,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	400,983.59
Total Principal Paid	19,573,486.34
Total Paid	19,974,469.93

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	221,025.25
Principal Paid	19,573,486.34
Total Paid to A-3 Holders	19,794,511.59

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3492280
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.0471053
Total Distribution Amount	17.3963333

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5705350
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.5252616
Total A-3 Distribution Amount	51.0957966

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	705.96
Noteholders' Principal Distributable Amount	294.04

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	2,877,704.48
Investment Earnings	12,441.56
Investment Earnings Paid	(12,441.56)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,314,446.23	$3,645,570.41	$3,798,011.15
Number of Extensions	141	164	155
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	0.68%	0.68%